Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation costs
Performance costs	£ 1,145	£ 1,104	£ 1,300
Salaries	2,285	2,373	2,269
Social security costs	295	269	263
Post-retirement benefits	176	184	302
Other compensation costs	208	237	246
Total compensation costs	4,109	4,167	4,380
Other resourcing costs
Outsourcing	142	211	287
Redundancy and restructuring	47	69	87
Temporary staff costs	14	48	54
Other	53	70	66
Total other resourcing costs	256	398	494
Total staff costs	£ 4,365	£ 4,565	£ 4,874